Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 1, 2011
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Central Index Key	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 15, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011

J.P. MORGAN INCOME FUNDS

JPMorgan Credit Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2011

to the Prospectuses dated July 1, 2011

On June 23, 2011, the Board of Trustees of JPMorgan Trust I (the "Trust") approved changes to the strategies of the JPMorgan Credit Opportunities Fund (the "Fund") in order to permit the Fund to invest in a broader spectrum of investment grade and non-investment grade credit securities. On or around September 15, 2011 (the "Effective Date"), these changes will become effective and new prospectuses dated on the Effective Date (the "New Prospectuses") will replace the existing prospectuses for the Fund (the "Existing Prospectuses").

Change to 80% Policy. The Fund has a policy to invest at least 80% of its assets in credit securities. Currently, credit securities are defined to mean debt securities issued by corporations. On the Effective Date, the definition of credit securities will be expanded to include additional types of debt securities and registered money market funds. On the Effective Date, the sixth paragraph under the "What are the Fund's main investment strategies?" section of the prospectuses, as follows, will be deleted in its entirety:

Under normal circumstances, the Fund will invest at least 80% of its Assets in credit securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. Credit securities are debt securities issued by corporations and include corporate bonds, commercial paper, convertible bonds, Loans and Unfunded Commitments, private placements, restricted securities and other unregistered securities, short-term funding agreements, and variable and floating rate instruments.

and replaced by the following paragraph:

Under normal circumstances, the Fund will invest at least 80% of its Assets in credit securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. Credit securities are debt securities issued by any issuer including domestic and foreign corporations, municipalities, the U.S. government and its agencies and instrumentalities, and foreign governments and their agencies and instrumentalities and include all types of debt securities including corporate bonds, convertible bonds, Loans, private placements, municipal securities, commercial paper, restricted securities and other unregistered securities, short-term funding agreements, government and agency securities, mortgage-backed and mortgage-related securities, Treasury Inflation Protected Securities ("TIPS"), sovereign debt, emerging markets debt, supranational debt and variable and floating rate instruments. Credit securities also include registered money market funds.

The Fund's 80% policy may be changed by approval of the Fund's Board of Trustees without shareholder approval. The Fund must provide shareholders at least 60 days' prior notice to a change in such a policy. Existing Shareholders were notified of the change in the 80% policy by a supplement to the Fund's prospectuses.

Changes to Investment Strategies. Consistent with the Fund's name and the change in the 80% policy, the New Prospectuses will reflect that the Fund can invest opportunistically across investment grade securities and in all types of credit securities as part of its principal investment strategy. On the Effective Date, the following changes will become effective with respect to the Fund:

•

The Fund may invest without limit in below investment grade securities (also known as junk bonds or high yield securities) or, if unrated, determined by the Fund's adviser to be of comparable quality. Such securities may include so called "distressed debt" (e.g., securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities or issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings, or securities of issuers operating in troubled industries). Currently, the Fund may only invest up to 50% of its net assets in such securities.

In addition, as part of the revised investment strategy, the Fund may increase investments in certain securities and instruments that are permissible investments for the Fund but to date have not been used as a principal strategy including government and agency securities, non-agency mortgage securities, TIPS, municipal securities, sovereign debt, emerging markets debt, and supranational debt. Consistent with the changes to the Fund's 80% policy and enhanced flexibility, the revised investment strategy will also reflect that, in addition to investing in securities issued by domestic and foreign corporations, the Fund may invest in securities issued by other types of issuers such as municipalities and foreign governments and their agencies as part of its principal strategies.

Changes to the Fund's Main Risks. On the Effective Date, the Fund will be permitted to invest a greater amount of its assets in high yield securities, municipal securities, TIPS, foreign and emerging market debt securities, and mortgage-backed securities. The changes in the investment strategies may result in increased or additional risks.

•

High yield securities are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities.

•

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For municipal obligations secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit rating of the institutions issuing the guarantee are downgraded or at risk of being downgraded.

•

TIPS are subject to the effects of changes in market rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

•

Foreign and emerging market debt securities are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, regulatory risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.

•

Mortgage-backed and mortgage-related securities are subject to prepayment and call risk, extension risk, volatility risk, and liquidity risk in addition to the risks faced by debt securities in general.

Investors should refer to the Fund's New Prospectuses for a complete discussion of the Fund's investment strategies and the main risks associated with the Fund's investments strategies after the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Credit Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2011

to the Prospectuses dated July 1, 2011

On June 23, 2011, the Board of Trustees of JPMorgan Trust I (the "Trust") approved changes to the strategies of the JPMorgan Credit Opportunities Fund (the "Fund") in order to permit the Fund to invest in a broader spectrum of investment grade and non-investment grade credit securities. On or around September 15, 2011 (the "Effective Date"), these changes will become effective and new prospectuses dated on the Effective Date (the "New Prospectuses") will replace the existing prospectuses for the Fund (the "Existing Prospectuses").

Change to 80% Policy. The Fund has a policy to invest at least 80% of its assets in credit securities. Currently, credit securities are defined to mean debt securities issued by corporations. On the Effective Date, the definition of credit securities will be expanded to include additional types of debt securities and registered money market funds. On the Effective Date, the sixth paragraph under the "What are the Fund's main investment strategies?" section of the prospectuses, as follows, will be deleted in its entirety:

Under normal circumstances, the Fund will invest at least 80% of its Assets in credit securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. Credit securities are debt securities issued by corporations and include corporate bonds, commercial paper, convertible bonds, Loans and Unfunded Commitments, private placements, restricted securities and other unregistered securities, short-term funding agreements, and variable and floating rate instruments.

and replaced by the following paragraph:

Under normal circumstances, the Fund will invest at least 80% of its Assets in credit securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. Credit securities are debt securities issued by any issuer including domestic and foreign corporations, municipalities, the U.S. government and its agencies and instrumentalities, and foreign governments and their agencies and instrumentalities and include all types of debt securities including corporate bonds, convertible bonds, Loans, private placements, municipal securities, commercial paper, restricted securities and other unregistered securities, short-term funding agreements, government and agency securities, mortgage-backed and mortgage-related securities, Treasury Inflation Protected Securities ("TIPS"), sovereign debt, emerging markets debt, supranational debt and variable and floating rate instruments. Credit securities also include registered money market funds.

The Fund's 80% policy may be changed by approval of the Fund's Board of Trustees without shareholder approval. The Fund must provide shareholders at least 60 days' prior notice to a change in such a policy. Existing Shareholders were notified of the change in the 80% policy by a supplement to the Fund's prospectuses.

Changes to Investment Strategies. Consistent with the Fund's name and the change in the 80% policy, the New Prospectuses will reflect that the Fund can invest opportunistically across investment grade securities and in all types of credit securities as part of its principal investment strategy. On the Effective Date, the following changes will become effective with respect to the Fund:

•

The Fund may invest without limit in below investment grade securities (also known as junk bonds or high yield securities) or, if unrated, determined by the Fund's adviser to be of comparable quality. Such securities may include so called "distressed debt" (e.g., securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities or issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings, or securities of issuers operating in troubled industries). Currently, the Fund may only invest up to 50% of its net assets in such securities.

In addition, as part of the revised investment strategy, the Fund may increase investments in certain securities and instruments that are permissible investments for the Fund but to date have not been used as a principal strategy including government and agency securities, non-agency mortgage securities, TIPS, municipal securities, sovereign debt, emerging markets debt, and supranational debt. Consistent with the changes to the Fund's 80% policy and enhanced flexibility, the revised investment strategy will also reflect that, in addition to investing in securities issued by domestic and foreign corporations, the Fund may invest in securities issued by other types of issuers such as municipalities and foreign governments and their agencies as part of its principal strategies.

Changes to the Fund's Main Risks. On the Effective Date, the Fund will be permitted to invest a greater amount of its assets in high yield securities, municipal securities, TIPS, foreign and emerging market debt securities, and mortgage-backed securities. The changes in the investment strategies may result in increased or additional risks.

•

High yield securities are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities.

•

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For municipal obligations secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit rating of the institutions issuing the guarantee are downgraded or at risk of being downgraded.

•

TIPS are subject to the effects of changes in market rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

•

Foreign and emerging market debt securities are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, regulatory risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.

•

Mortgage-backed and mortgage-related securities are subject to prepayment and call risk, extension risk, volatility risk, and liquidity risk in addition to the risks faced by debt securities in general.

Investors should refer to the Fund's New Prospectuses for a complete discussion of the Fund's investment strategies and the main risks associated with the Fund's investments strategies after the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Credit Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2011

to the Prospectuses dated July 1, 2011

On June 23, 2011, the Board of Trustees of JPMorgan Trust I (the "Trust") approved changes to the strategies of the JPMorgan Credit Opportunities Fund (the "Fund") in order to permit the Fund to invest in a broader spectrum of investment grade and non-investment grade credit securities. On or around September 15, 2011 (the "Effective Date"), these changes will become effective and new prospectuses dated on the Effective Date (the "New Prospectuses") will replace the existing prospectuses for the Fund (the "Existing Prospectuses").

Change to 80% Policy. The Fund has a policy to invest at least 80% of its assets in credit securities. Currently, credit securities are defined to mean debt securities issued by corporations. On the Effective Date, the definition of credit securities will be expanded to include additional types of debt securities and registered money market funds. On the Effective Date, the sixth paragraph under the "What are the Fund's main investment strategies?" section of the prospectuses, as follows, will be deleted in its entirety:

Under normal circumstances, the Fund will invest at least 80% of its Assets in credit securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. Credit securities are debt securities issued by corporations and include corporate bonds, commercial paper, convertible bonds, Loans and Unfunded Commitments, private placements, restricted securities and other unregistered securities, short-term funding agreements, and variable and floating rate instruments.

and replaced by the following paragraph:

Under normal circumstances, the Fund will invest at least 80% of its Assets in credit securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. Credit securities are debt securities issued by any issuer including domestic and foreign corporations, municipalities, the U.S. government and its agencies and instrumentalities, and foreign governments and their agencies and instrumentalities and include all types of debt securities including corporate bonds, convertible bonds, Loans, private placements, municipal securities, commercial paper, restricted securities and other unregistered securities, short-term funding agreements, government and agency securities, mortgage-backed and mortgage-related securities, Treasury Inflation Protected Securities ("TIPS"), sovereign debt, emerging markets debt, supranational debt and variable and floating rate instruments. Credit securities also include registered money market funds.

The Fund's 80% policy may be changed by approval of the Fund's Board of Trustees without shareholder approval. The Fund must provide shareholders at least 60 days' prior notice to a change in such a policy. Existing Shareholders were notified of the change in the 80% policy by a supplement to the Fund's prospectuses.

Changes to Investment Strategies. Consistent with the Fund's name and the change in the 80% policy, the New Prospectuses will reflect that the Fund can invest opportunistically across investment grade securities and in all types of credit securities as part of its principal investment strategy. On the Effective Date, the following changes will become effective with respect to the Fund:

•

The Fund may invest without limit in below investment grade securities (also known as junk bonds or high yield securities) or, if unrated, determined by the Fund's adviser to be of comparable quality. Such securities may include so called "distressed debt" (e.g., securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities or issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings, or securities of issuers operating in troubled industries). Currently, the Fund may only invest up to 50% of its net assets in such securities.

In addition, as part of the revised investment strategy, the Fund may increase investments in certain securities and instruments that are permissible investments for the Fund but to date have not been used as a principal strategy including government and agency securities, non-agency mortgage securities, TIPS, municipal securities, sovereign debt, emerging markets debt, and supranational debt. Consistent with the changes to the Fund's 80% policy and enhanced flexibility, the revised investment strategy will also reflect that, in addition to investing in securities issued by domestic and foreign corporations, the Fund may invest in securities issued by other types of issuers such as municipalities and foreign governments and their agencies as part of its principal strategies.

Changes to the Fund's Main Risks. On the Effective Date, the Fund will be permitted to invest a greater amount of its assets in high yield securities, municipal securities, TIPS, foreign and emerging market debt securities, and mortgage-backed securities. The changes in the investment strategies may result in increased or additional risks.

•

High yield securities are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities.

•

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For municipal obligations secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit rating of the institutions issuing the guarantee are downgraded or at risk of being downgraded.

•

TIPS are subject to the effects of changes in market rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

•

Foreign and emerging market debt securities are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, regulatory risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.

•

Mortgage-backed and mortgage-related securities are subject to prepayment and call risk, extension risk, volatility risk, and liquidity risk in addition to the risks faced by debt securities in general.

Investors should refer to the Fund's New Prospectuses for a complete discussion of the Fund's investment strategies and the main risks associated with the Fund's investments strategies after the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2011